Revenue	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue

Revenue

The Company accounts for a contract with a customer when both parties have approved the contract and are committed to perform their respective obligations, each party’s rights and payment terms can be identified, the contract has commercial substance, and it is probable the Company will collect substantially all of the consideration it is entitled to. Revenue is recognized when, or as, performance obligations are satisfied by transferring control of a promised product or service to a customer.

Revenue From Contracts With Customers

The Company generates revenue primarily by providing services to lending institutions and insurance carriers. The following is a description of the principal activities from which the Company generates revenue.

Revenue from contracts with lending institutions

Program fees are derived from contracts with automotive lenders. Through the Company’s proprietary Lenders Protection Program, we enable automotive lenders to make loans that are insured against certain credit losses from defaults. The Company generates program fee revenue from our proprietary, cloud-based software platform that enables automotive lenders, OEM captive finance companies and other financial institutions (collectively “lending institutions”) to approve loans to traditionally underserved non-prime or near-prime borrowers.

The Company receives program fees for providing loan decision-making analytics solutions and automated issuance of credit default insurance with third-party insurance providers. The Company’s performance obligation is complete when a loan is certified through LPP and is issued by the lending institution. Program fee contracts contain a single performance obligation, which consist of a series of distinct services that are substantially the same with the same pattern of transfer to customers.

Program fees are based on a percentage of the initial principal amount of the loans processed by the Company. There are two types of payment arrangements: 1) a single pay program fee is due based on the volume of loans originated by the lending institution in a calendar month; or 2) a monthly pay program fee is due in equal monthly installments within 12 months of loan origination.

We bill the customer for an amount calculated based on the actual number of loans processed in a calendar month, which corresponds directly with the value of service transferred to the customer in that month.

Revenue from contracts with insurance carriers

We have producer agreements with two insurance carriers from which we earn profit-share revenue and claims administration service fees.

In the profit share arrangement, the Company facilitates placement of credit default insurance policies with lending institutions on behalf of our insurance partners. Profit share revenue represents our participation in the underwriting profit of our third-party insurance partners who provide lenders with credit default insurance on loans the automotive lenders make using our LPP. We receive a percentage of the aggregate monthly insurance underwriting profit. Monthly insurance underwriting profit is calculated as the monthly earned premium less expenses and losses (including reserves for incurred but not reported losses), with losses accrued and carried forward for future profit share calculations. The Company fulfills its performance obligation upon placement of the insurance, at which point the Company is entitled to the profit share of all future net premiums earned by the insurance carrier on the policy.

To determine the profit share revenue, we use forecasts of loan-level earned premium and insurance claim payments. These forecasts are driven by the projection of loan defaults, prepayments and severity rates. These assumptions are based on our observations of the historical behavior for loans with similar risk characteristics. The assumptions also take consideration of the forecast adjustments under various macroeconomic conditions and the current mix of the underlying portfolio of our insurance partners. To the extent these assumptions change, our profit share revenue will be adjusted.

In accordance with ASC 606, Revenue from Contracts with Customers, at the time of the placement of a policy by an insurance company, we estimate the variable consideration based on undiscounted expected future profit share to be received from the insurance carriers, and we apply economic stress factors in our forecast to constrain our estimation of transaction price to an amount that we believe that a significant reversal in the cumulative amount of revenue is not probable of occurring when the uncertainty is resolved.

Claims administration service fees are generated from us acting as a third-party administrator to process and adjudicate the credit default insurance claims on behalf of the insurance companies. In this arrangement, the performance obligation to provide claims administration services is generally satisfied over time, with the customer simultaneously receiving and consuming the benefits as we satisfy our performance obligations.

Contract Balances

Contract assets balances for the periods indicated below were as follows:

	Contract Assets
	Profit Share	TPA Fee	Program Fee	Total
	(in thousands)
Beginning balance as of January 1, 2019	$37,734	$438	$3,088	$41,260
Increase of contract assets due to new business generation	48,181	3,142	36,667	87,990
Adjustment of contract assets due to estimation of revenue from performance obligations satisfied in previous periods	4,857	—	—	4,857
Receivables transferred from contract assets upon billing the lending institutions	—	—	(34,746)	(34,746)
Payments received from insurance carriers	(33,405)	(3,005)	—	(36,410)

Ending balance as of December 31, 2019	57,367	575	5,009	62,951
Increase of contract assets due to new business generation	62,032	4,505	43,995	110,532
Adjustment of contract assets due to estimation of revenue from performance obligations satisfied in previous periods	(1,640)	—	—	(1,640)
Receivables transferred from contract assets upon billing the lending institutions	—	—	(43,661)	(43,661)
Payments received from insurance carriers	(34,582)	(4,258)	—	(38,840)

Ending balance as of December 31, 2020	$83,177	$822	$5,343	$89,342

Changes in our contract assets primarily result from the timing difference between our performance and the customer’s payment. We fulfill our obligation under a contract with a customer by transferring services in exchange for consideration from the customer. We recognize contract assets when we transfer services to a customer, recognize revenue for amounts not yet billed, and the right to consideration is conditional on something other than the passage of time. Accounts receivables are recorded when the customer has been billed or the right to consideration is unconditional.

For performance obligations satisfied in previous periods, we evaluate and update our profit share revenue forecast on a quarterly basis and adjust contract asset accordingly. In 2020 and 2019, contract asset adjustments attributable to profit share revenue forecast adjustments was $(1.6) million and $4.9 million.

During the first six months of 2020, the Company recorded a $(13.0) million reduction in its contract asset estimate due to lowered expectations on anticipated profit share revenue from loans certified in previous periods, primarily as a result of changes in facts and circumstances arising from the COVID-19 pandemic. During the final six months of 2020, the profit share related to historical vintages as a result of better-than-expected performance of the portfolio due to enhanced underwriting standards and corresponding lower-than-expected defaults and claims, yielded an $11.3 million increase in the Company’s contract asset estimate. The net impact was a $(1.6) million reduction in the Company’s contract asset estimate as of December 31, 2020.

As of December 31, 2020 and 2019, contract asset consisted of $50.4 million and $29.8 million, respectively, as the current portion to be received within one year and $39.0 million and $33.2 million, respectively, in the long-term portion to be received beyond one year.

Contract Costs

The fulfilment costs associated with our contracts with customers do not meet the criteria for capitalization and therefore are expensed as incurred.

Disaggregation of Revenues

We disaggregate revenues by revenue source (i.e. program fee, profit share and claims administration service fee), and the level of disaggregation is presented in the consolidated statements of operations and comprehensive income (loss).

ASC 606 Adoption Transition Adjustment

We applied ASC 606 on January 1, 2019 using the modified retrospective method for all contracts in effect but not completed as of the date of the adoption. As a result of the modified retrospective method, the following adjustments were made to the consolidated balance sheet as shown in the below selected condensed consolidated balance sheet line items as of January 1, 2019.

	Ending Balance as of December 31, 2018	Adjustments due to ASC 606	Opening Balance as of January 1, 2019
	(in thousands)
Assets
Current assets	$24,455	$9,847	$34,302
Non-current assets	429	22,921	23,349
Liabilities
Current liabilities	13,845	—	13,844
Non-current liabilities	3,313	—	3,313
Equity
Accumulated deficit	$(139,810)	$32,768	$(107,042)

Impact of ASC 606 on Net Revenue and Balance Sheet

As the Company adopted the new revenue guidance ASC 606 under the modified retrospective method, the Company is required to present what the Company’s revenues would have been under the previous revenue guidance (ASC 605). The following table compares net revenue for the periods presented to the pro forma amounts had the previous ASC 605 guidance been in effect for the year ended December 31, 2019:

	Year ended December 31, 2019
	Balances without new revenue standard	Effect of change	As reported
	(in thousands)
Program fee	$36,667	$—	$36,667
Profit share	33,807	19,231	53,038
Claims administration service fee	3,142	—	3,142

Total revenue, net	$73,616	$19,231	$92,847

	Year ended December 31, 2019
	Pro forma as if ASC 605 was in effect	Effect of change	As reported
	(in thousands)
Assets
Unbilled revenue	$10,793	$(10,793)	$—
Current contract assets	—	29,782	29,782

Total current assets	10,793	18,989	29,782
Non-current contract assets	—	33,169	33,169

Total	$10,793	$52,158	$62,951